SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($)		12 Months Ended
	Feb. 14, 2022	Dec. 31, 2021	Feb. 15, 2022	Feb. 09, 2022	Jul. 30, 2021
Subsequent Event [Line Items]
Proceeds from the issuance of common stock		$ 25,000
Common stock, par value		$ 0.0001
Cash		$ 288,108
Share Price					$ 10.15
Subsequent Event [Member] | Investment Banking Services [Member]
Subsequent Event [Line Items]
Percentage of contingent fee Payable to vendor on issue of equity or debt security			2.00%
Subsequent Event [Member] | Sponsor Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Number of vested sponser shares before closing of business combination	1,710,590
Percentage of trust funds paid for redemption of founder shares	40.00%
Number of vested sponser shares after closing of business combination	2,565,885
Percentage of vested sponser shares after Closing of business combination	45.00%
Subsequent Event [Member] | Sponsor Agreement [Member] | Vesting Tranche One [Member]
Subsequent Event [Line Items]
Share Price	$ 12.50
Percentage of vesting of unvested sponser shares	50.00%
Subsequent Event [Member] | Sponsor Agreement [Member] | Vesting Tranche Two [Member]
Subsequent Event [Line Items]
Share Price	$ 14.50
Percentage of vesting of unvested sponser shares	50.00%
Subsequent Event [Member] | Sponsor Agreement [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Class Of Warrants Or Rights Period After Which The Warrants Are Excercisable	30 days
Subsequent Event [Member] | Sponsor Agreement [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Subsequent Event [Line Items]
Share Price	$ 12.00
Number Of Trading Days For Determining The Share Price	20 days
Number Of Consecutive Trading Days For Determining The Share Price	30 days
Waiting Period After Which The Share Trading Days Are Considered	150 days
Subsequent Event [Member] | Company Support Agreement [Member] | Branded Online Inc or Nogin [Member]
Subsequent Event [Line Items]
Percenatge of outstanding shares common stock held By supporting stockholders	84.10%
Percenatge of outstanding shares prefeered stock held By supporting stockholders	99.50%
Subsequent Event [Member] | Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Period in which shelf registration statement to be filed from closing of business combination	15 days
Thershold offering Price	$ 35
Nogins [Member] | SWAG Class A common stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from the issuance of common stock	$ 566,000,000.0
Common stock, par value	$ 0.0001
Common stock value ascribed, par value	$ 10.00
Cash	$ 20,000,000.0
Sponsor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of vested sponser shares before closing of business combination	30.00%
Sponsor [Member] | Subsequent Event [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Subsequent Event [Line Items]
Lock In Period Of Shares	1 year
Sponsor [Member] | Working Capital Loans [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Working Capital Loan				$ 300,000
Class of warrants or rights warrants issued issue price per warrant				$ 1.00